Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Operating activities
Income (loss) for the year	$ (116,419)	$ 2,524,763	$ (153,715)
Adjusted for:
Accretion expense - office lease	1,456	0	0
Amortization of Right-of-use asset	2,474	0	0
Income taxes expenses	36,452	0	0
Interest income	(1,376)	(1,091)	(1,846)
Interest expense	0	6,291	6,236
Gain on sale of royalty interests net of costs	(176,398)	0	0
Gain on settlement of debt	0	(2,779,882)	0
Changes in working capital items:
Amounts receivable and other assets	6,917	(3,841)	(360)
Amounts payable and other liabilities	20,247	2,114	2,062
Due to related parties	(50,465)	8,769	55,972
Net cash used in operating activities	(277,112)	(242,877)	(91,651)
Investing activities
Mineral property acquisition	(130,000)	0	0
Sale of royalty interest net of costs	176,399	0	0
Interest received	1,376	1,091	1,846
Net cash provided by investing activities	47,775	1,091	1,846
Financing activities
Office lease payment (base rent portion capitalized under IFRS 16)	(2,132)	0	0
Proceeds from exercise of warrants	236,364	0	0
Proceeds from loan payable	0	0	100,000
Proceeds from private placement	0	500,000	0
Share issuance costs	(4,981)	(16,558)	0
Repayment of loan payable	0	(100,000)	0
Interest paid on related party loan	0	(7,500)	(5,027)
Net cash provided by financing activities	229,251	375,942	94,973
Increase (decrease) in cash	(86)	134,156	5,168
Cash, beginning of the year	206,529	72,373	67,205
Cash, end of the year	$ 206,443	$ 206,529	$ 72,373